FINANCIAL INSTRUMENTS - Level 3 (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Financial instruments
Balance as of January 1, 2023	$ (51,494)
As of June 30, 2023	(40,195)
Level 3 of fair value hierarchy
Financial instruments
Balance as of January 1, 2023	(8,050)
Profit (loss)	1,345
Other comprehensive income (loss)	8
Exercise of Share Options into shares	5,333
Payment	1,123
As of June 30, 2023	(241)
Put option for non-controlling interests, net	(241)
Level 3 of fair value hierarchy | Liability for share options
Financial instruments
Balance as of January 1, 2023	(7,164)
Profit (loss)	1,848
Other comprehensive income (loss)	(17)
Exercise of Share Options into shares	5,333
Level 3 of fair value hierarchy | Liability to underwriters
Financial instruments
Balance as of January 1, 2023	(1,131)
Profit (loss)	(15)
Other comprehensive income (loss)	23
Payment	1,123
Level 3 of fair value hierarchy | Call (put) option to non-controlling interests, net
Financial instruments
Balance as of January 1, 2023	(245)
Profit (loss)	(488)
Other comprehensive income (loss)	2
As of June 30, 2023	(241)
Put option for non-controlling interests, net	$ (241)